Financing Charges	12 Months Ended
Dec. 31, 2015
Banking and Thrift, Interest [Abstract]
Financing Charges
6.	FINANCING CHARGES

Year ended December 31 (millions of Canadian dollars)	2015	2014
Interest on long-term debt	417	432
Other	16	12
Less: Interest capitalized on construction and development in progress	(52)	(49)
Gain on interest-rate swap agreements	(2)	(10)
Interest earned on investments	(3)	(6)

	376	379